CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended		12 Months Ended			201 Months Ended	207 Months Ended
	Jan. 31, 2013 USD ($)	Jan. 31, 2012 USD ($)	Jul. 31, 2012 USD ($)	Jul. 31, 2011 USD ($)	Jul. 31, 2010 USD ($)	Jul. 31, 2012 USD ($)	Jan. 31, 2013 USD ($)
Cash Flows From Operating Activities:
Net loss	$ (6,297,184)	$ (8,782,297)	$ (9,490,278)	$ (21,675,867)	$ (25,279,940)	$ (354,173,560)	$ (360,470,744)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	234,603	320,127	612,658	742,961	780,250	9,908,540	10,143,143
Minority interest share of loss	0	0	0	0	0	(3,038,185)	(3,038,185)
Reduction of notes receivable - common stock in exchange for services rendered	0	0	0	0	0	423,882	423,882
Write-off of uncollectible notes receivable - common stock	0	0	0	0	0	391,103	391,103
Write-off of deferred offering costs	0	0	0	0	0	3,406,196	3,406,196
Write-off of abandoned patents	0	88,582	440,780	0	0	1,353,976	1,353,976
Gain on disposal of property and equipment	(993,867)	(726,464)	(2,027,939)	35,878	0	(1,991,150)	(2,985,017)
Loss on extinguishment of debt	0	0	0	0	0	14,134,068	14,134,068
Common stock issued as employee compensation	0	11,783	130,544	100,999	101,002	4,011,938	4,011,938
Amortization of options and option modifications as stock compensation	19,697	44,415	602,384	936,465	1,765,381	3,411,226	3,430,923
Common stock issued for services rendered	185,342	393,145	699,445	1,990,005	1,755,200	14,507,279	14,692,621
Amortization of prepaid services in conjunction with common stock issuance	0	0	0	0	0	138,375	138,375
Non-cash compensation expense	0	0	0	0	0	45,390	45,390
Stock options and warrants issued for services rendered	0	0	0	0	591,000	7,956,723	7,956,723
Issuance of warrants as additional exercise right inducement	0	0	0	0	0	21,437,909	21,437,909
Preferred stock issued for services rendered	0	0	0	0	0	100	100
Treasury stock redeemed for non-performance of services	0	0	0	0	0	(138,000)	(138,000)
Amortization of deferred debt issuance costs and loan origination fees	0	0	0	0	0	2,405,629	2,405,629
Amortization of discount on convertible debentures	0	0	0	0	0	38,345,592	38,345,592
Common stock issued for interest on convertible debentures & preferred stock	604,800	347,490	485,190	0	0	1,242,704	1,847,504
Interest on short-term advance	0	0	0	0	0	22,190	22,190
Founders' shares transferred for services rendered	0	0	0	0	0	353,506	353,506
Fees in connection with refinancing of debt	0	0	0	0	0	113,274	113,274
Warrant repricing costs	0	0	0	0	0	3,198,604	3,198,604
Change in fair value of derivative liabilities	3,783,290	4,212,545	1,081,440	(2,220,916)	(4,125,590)	715,977 [1]	4,499,267 [1]
Changes in operating assets and liabilities (excluding the effects of acquisition):
Accounts receivable	0	8,472	8,470	62,200	(12,482)	(15,047)	(15,047)
Miscellaneous receivables	0	0	0	0	0	43,812	43,812
Inventory	0	215,834	716,392	1,197,768	(618,401)	(20,091)	(20,091)
Other current assets	39,179	(116,509)	20,946	116,171	601,115	(182,948)	(143,769)
Accounts payable and accrued expenses	449,789	(617,777)	(1,218,616)	1,811,120	1,878,296	15,023,940	15,473,729
Deferred revenue	(25,300)	(11,426)	(105,395)	(28,152)	252,042	257,332	232,032
Other, net	0	0	0	0	0	110,317	110,317
Net Cash Used in Operating Activities	(1,999,651)	(4,612,080)	(8,043,979)	(16,931,368)	(22,312,127)	(216,599,398)	(218,599,049)
Cash Flows From Investing Activities:
Purchase of property and equipment	0	(2,416)	(2,416)	(52,383)	(159,708)	(4,809,439)	(4,809,439)
Proceeds from sale of property and equipment	1,578,779	1,788,554	4,953,325	0	0	4,953,325	6,532,104
Costs incurred for patents	(40,234)	(82,530)	(173,775)	(234,984)	(228,777)	(2,840,046)	(2,880,280)
Change in restricted cash	0	0	0	0	0	512,539	512,539
Proceeds from maturity of short term investments	0	0	0	0	0	195,242,918	195,242,918
Purchases of short-term investments	0	0	0	0	0	(195,242,918)	(195,242,918)
Cash received in conjunction with merger	0	0	0	0	0	82,232	82,232
Advances to Antigen Express, Inc.	0	0	0	0	0	(32,000)	(32,000)
Increase in officers' loans receivable	0	0	0	0	0	(1,126,157)	(1,126,157)
Change in deposits	0	0	0	0	0	(652,071)	(652,071)
Change in notes receivable - common stock	0	0	0	0	0	(91,103)	(91,103)
Change in due from related parties	0	0	0	0	0	(2,222,390)	(2,222,390)
Other, net	0	0	0	0	0	89,683	89,683
Net Cash Provided by/(Used in) Investing Activities	1,538,545	1,703,608	4,777,134	(287,367)	(388,485)	(6,135,427)	(4,596,882)
Cash Flows From Financing Activities:
Proceeds from short-term advance	0	0	0	0	0	325,179	325,179
Repayment of short-term advance	0	0	0	0	0	(347,369)	(347,369)
Proceeds from issuance of long-term debt	866,403	1,351,472	3,561,688	0	0	5,567,297	6,433,700
Repayment of long-term debt	(1,692,957)	(701,363)	(4,821,511)	(116,632)	(100,030)	(7,062,699)	(8,755,656)
Repayment of obligations under capital lease	0	0	0	(7,818)	(39,950)	(83,002)	(83,002)
Change in due to related parties	0	0	0	0	0	154,541	154,541
Proceeds from exercise of warrants	724,664	30,000	30,000	0	1,574,062	45,728,281	46,452,945
Proceeds from exercise of stock options	86	0	1,300	577	0	5,003,793	5,003,879
Proceeds from minority interest investment	0	0	0	0	0	3,038,185	3,038,185
Proceeds from issuance of preferred stock	1,450,000	0	1,975,000	2,315,000	0	16,305,000	17,755,000
Redemption of SVR preferred stock	0	0	0	0	0	(100)	(100)
Proceeds from issuance of convertible debentures, net	0	0	0	0	0	40,704,930	40,704,930
Payment of costs associated with convertible debentures	0	0	0	0	0	(722,750)	(722,750)
Repayments of convertible debentures	0	0	0	0	0	(5,142,424)	(5,142,424)
Purchase of treasury stock	0	0	0	0	0	(483,869)	(483,869)
Proceeds from issuance of common stock, net	0	0	0	3,939,000	20,900,289	120,576,242	120,576,242
Purchase and retirement of common stock	0	0	0	0	0	(497,522)	(497,522)
Net Cash Provided by Financing Activities	1,348,196	680,109	746,477	6,130,127	22,334,371	223,063,713	224,411,909
Effect of Exchange Rates on Cash	(10,687)	(25,657)	(32,120)	6,535	50,063	(82,579)	(93,266)
Net Increase/(Decrease) in Cash and Cash Equivalents	876,403	(2,254,020)	(2,552,488)	(11,082,073)	(316,178)	246,309	1,122,712
Cash and Cash Equivalents, Beginning of Period	246,309	2,798,797	2,798,797	13,880,870	14,197,048	0	0
Cash and Cash Equivalents, End of Period	1,122,712	544,777	246,309	2,798,797	13,880,870	246,309	1,122,712
Cash paid during the year for:
Interest	143,333	94,832	592,525	208,906	210,082
Income Taxes Paid, Net	0	0	0	0	0
Disclosure of non-cash investing and financing activities:
Par value of common stock issued in conjunction with cashless exercise of warrants	29,185	9,782
Issuance of common stock as interest on convertible preferred stock	$ 604,800	$ 347,490

[1]	Includes $5,981,403 as adjustment related to the adoption of FASB ASC Topic 815 in "Cumulative from November 2, 1995 (Date of Inception) to July 31, 2012" column. See Note 12 - Derivative Liabilities.